Schedule of Investments (unaudited) September 30, 2022	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.7%
Ampol Ltd.	130,389	$2,411,784
APA Group(a)	648,093	3,987,678
Aristocrat Leisure Ltd.	332,271	7,006,462
ASX Ltd.	110,152	5,069,552
Aurizon Holdings Ltd.	1,002,325	2,216,791
Australia & New Zealand Banking Group Ltd.	1,643,200	24,054,471
BHP Group Ltd., Class DI	2,791,058	69,380,438
BlueScope Steel Ltd.	264,521	2,568,932
Brambles Ltd.	791,535	5,790,427
Cochlear Ltd.	36,428	4,524,995
Coles Group Ltd.	739,345	7,794,444
Commonwealth Bank of Australia	940,801	54,731,030
Computershare Ltd.	298,123	4,755,083
CSL Ltd.	265,584	48,300,992
Dexus	585,584	2,913,020
Domino’s Pizza Enterprises Ltd.	32,603	1,074,153
Endeavour Group Ltd.	740,890	3,329,659
Evolution Mining Ltd.	977,555	1,275,295
Fortescue Metals Group Ltd.	933,655	10,023,114
Glencore PLC	5,435,806	28,565,227
Goodman Group	927,128	9,370,305
GPT Group	1,069,833	2,633,041
IDP Education Ltd.	115,065	1,932,916
Insurance Australia Group Ltd.	1,348,266	3,988,523
Lendlease Corp. Ltd.(a)	372,045	2,127,031
Lottery Corp. Ltd.(b)	1,209,911	3,242,495
Macquarie Group Ltd.	200,944	19,604,124
Medibank Pvt Ltd.	1,502,340	3,357,970
Mineral Resources Ltd.	93,883	3,940,685
Mirvac Group	2,185,813	2,722,871
National Australia Bank Ltd.	1,768,690	32,748,506
Newcrest Mining Ltd.	495,430	5,439,416
Northern Star Resources Ltd.	645,745	3,233,434
Orica Ltd.	246,184	2,095,912
Origin Energy Ltd.	967,671	3,210,700
Qantas Airways Ltd.(b)	501,114	1,608,135
QBE Insurance Group Ltd.	817,885	6,068,415
Ramsay Health Care Ltd.	100,422	3,686,243
REA Group Ltd.	28,716	2,090,134
Reece Ltd.	149,547	1,343,849
Rio Tinto Ltd.	204,666	12,380,726
Rio Tinto PLC	619,901	33,540,268
Santos Ltd.	1,765,299	8,154,876
Scentre Group	2,838,835	4,638,313
SEEK Ltd.	188,278	2,288,285
Sonic Healthcare Ltd.	249,265	4,861,963
South32 Ltd.	2,544,367	6,040,093
Stockland	1,325,354	2,773,725
Suncorp Group Ltd.	698,142	4,505,076
Telstra Corp. Ltd.	2,248,982	5,553,248
Transurban Group(a)	1,693,006	13,370,374
Treasury Wine Estates Ltd.	397,797	3,200,814
Vicinity Centres	2,117,115	2,360,543
Washington H Soul Pattinson & Co. Ltd.	119,916	2,061,580
Wesfarmers Ltd.	625,299	17,094,753
Westpac Banking Corp.	1,939,532	25,659,998
WiseTech Global Ltd.	79,996	2,613,672

Security	Shares	Value

Australia (continued)
Woodside Energy Group Ltd.	1,046,855	$21,388,833
Woolworths Group Ltd.	669,272	14,543,712

		591,249,104

Austria — 0.2%
Erste Group Bank AG	189,217	4,148,046
OMV AG	80,829	2,925,456
Verbund AG	37,462	3,198,407
voestalpine AG	62,425	1,057,494

		11,329,403

Belgium — 0.8%
Ageas SA/NV	90,225	3,290,660
Anheuser-Busch InBev SA	475,069	21,519,029
D’ieteren Group	13,447	1,894,687
Elia Group SA	18,591	2,187,625
Groupe Bruxelles Lambert NV	57,596	4,027,983
KBC Group NV	137,609	6,530,096
Proximus SADP	79,781	827,175
Sofina SA	8,209	1,416,776
Solvay SA	40,575	3,141,405
UCB SA	70,250	4,875,197
Umicore SA	115,914	3,402,920
Warehouses De Pauw CVA	80,199	1,969,736

		55,083,289

Chile — 0.0%
Antofagasta PLC	218,776	2,680,830

China — 0.2%
BOC Hong Kong Holdings Ltd.	2,041,034	6,787,898
Budweiser Brewing Co. APAC Ltd.(c)(d)	931,200	2,424,898
Chow Tai Fook Jewellery Group Ltd.	1,084,400	2,037,996
Futu Holdings Ltd., ADR(b)(c)	41,755	1,557,044
Wilmar International Ltd.	1,047,983	2,788,040

		15,595,876

Denmark — 2.6%
AP Moller - Maersk A/S, Class A	1,686	2,978,761
AP Moller - Maersk A/S, Class B	2,752	5,001,011
Carlsberg A/S, Class B	54,447	6,366,840
Chr Hansen Holding A/S	57,740	2,844,228
Coloplast A/S, Class B	65,268	6,632,817
Danske Bank A/S	374,045	4,655,611
Demant A/S(b)	56,755	1,403,063
DSV A/S	102,536	12,011,827
Genmab A/S(b)	36,252	11,662,394
GN Store Nord A/S	71,185	1,246,907
Novo Nordisk A/S, Class B	913,185	90,969,477
Novozymes A/S, B Shares	113,028	5,679,896
Orsted A/S(d)	104,497	8,328,488
Pandora A/S	52,824	2,470,381
ROCKWOOL A/S, B Shares	4,684	738,843
Tryg A/S	195,257	4,030,865
Vestas Wind Systems A/S	556,780	10,251,911

		177,273,320

Finland — 1.2%
Elisa OYJ	79,031	3,580,818
Fortum OYJ	247,843	3,330,281
Kesko OYJ, B Shares	149,823	2,795,244
Kone OYJ, Class B	186,547	7,187,380
Neste OYJ	231,393	10,086,306
Nokia OYJ	2,959,747	12,706,373

1

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Nordea Bank Abp	1,880,378	$16,092,701
Orion OYJ, Class B	58,048	2,444,253
Sampo OYJ, A Shares	272,854	11,648,573
Stora Enso OYJ, R Shares	305,320	3,878,614
UPM-Kymmene OYJ	292,806	9,292,031
Wartsila OYJ Abp	256,984	1,641,591

		84,684,165

France — 10.7%
Accor SA(b)	93,467	1,956,788
Aeroports de Paris(b)(c)	15,985	1,847,234
Air Liquide SA	288,315	32,954,139
Airbus SE	325,898	28,092,525
Alstom SA(c)	174,203	2,817,865
Amundi SA(d)	33,910	1,411,704
Arkema SA	32,885	2,396,624
AXA SA	1,030,470	22,498,150
BioMerieux	22,757	1,800,076
BNP Paribas SA	612,482	25,870,768
Bollore SE	484,142	2,221,271
Bouygues SA	124,999	3,269,788
Bureau Veritas SA	163,219	3,652,437
Capgemini SE	90,294	14,456,107
Carrefour SA	336,610	4,668,472
Cie de Saint-Gobain	274,668	9,820,916
Cie Generale des Etablissements Michelin SCA	375,182	8,406,214
Covivio	27,502	1,324,871
Credit Agricole SA	682,063	5,537,007
Danone SA	357,316	16,895,793
Dassault Aviation SA	13,537	1,540,117
Dassault Systemes SE	365,085	12,604,580
Edenred	136,381	6,283,172
Eiffage SA(c)	45,957	3,685,431
Electricite de France SA	315,186	3,655,352
Engie SA	1,007,001	11,590,470
EssilorLuxottica SA	158,599	21,557,222
Eurazeo SE	23,899	1,247,083
Gecina SA	25,592	2,004,357
Getlink SE	240,709	3,732,757
Hermes International	17,461	20,536,222
Ipsen SA	20,795	1,924,579
Kering SA	41,249	18,295,933
Klepierre SA	117,064	2,035,188
La Francaise des Jeux SAEM(d)	56,850	1,686,395
Legrand SA	146,278	9,458,199
L’Oreal SA	133,053	42,542,633
LVMH Moet Hennessy Louis Vuitton SE	153,061	90,240,889
Orange SA	1,092,763	9,883,531
Pernod Ricard SA	115,506	21,190,050
Publicis Groupe SA	125,769	5,959,270
Remy Cointreau SA(c)	12,566	2,085,309
Renault SA(b)	105,268	2,848,134
Safran SA	188,444	17,146,470
Sanofi	627,816	47,805,977
Sartorius Stedim Biotech	15,125	4,639,391
Schneider Electric SE	299,123	33,786,169
SEB SA	14,364	903,507
Societe Generale SA	434,965	8,601,908
Sodexo SA	48,779	3,663,319
Teleperformance	32,384	8,215,295
Thales SA	58,913	6,491,855
TotalEnergies SE	1,366,927	64,128,759

Security	Shares	Value

France (continued)
Ubisoft Entertainment SA(b)	50,784	$1,395,672
Unibail-Rodamco-Westfield(b)(c)	65,874	2,725,858
Valeo	122,690	1,853,828
Veolia Environnement SA	367,895	7,031,277
Vinci SA	294,191	23,788,496
Vivendi SE	406,388	3,152,178
Wendel SE	14,316	1,024,667
Worldline SA(b)(d)	130,389	5,153,715

		729,993,963

Germany — 6.9%
Adidas AG	94,561	10,870,850
Allianz SE, Registered Shares	225,199	35,476,556
BASF SE	506,393	19,434,542
Bayer AG, Registered Shares	541,649	24,956,210
Bayerische Motoren Werke AG	182,547	12,372,581
Bechtle AG	45,325	1,629,383
Beiersdorf AG	55,474	5,451,003
Brenntag SE	84,799	5,126,266
Carl Zeiss Meditec AG	22,057	2,291,151
Commerzbank AG(b)	588,591	4,190,185
Continental AG, Class A	59,855	2,655,966
Covestro AG(d)	105,688	3,021,796
Daimler Truck Holding AG(b)	251,428	5,684,147
Delivery Hero SE(b)(d)	89,352	3,263,774
Deutsche Bank AG, Registered Shares	1,141,470	8,451,416
Deutsche Boerse AG	104,754	17,171,973
Deutsche Lufthansa AG, Registered Shares(b)(c)	329,221	1,892,415
Deutsche Post AG, Registered Shares	546,514	16,471,735
Deutsche Telekom AG, Registered Shares	1,787,000	30,417,712
E.ON SE	1,240,010	9,526,716
Evonik Industries AG	115,558	1,935,322
Fresenius Medical Care AG & Co. KGaA	113,839	3,207,187
Fresenius SE & Co. KGaA	231,650	4,937,666
GEA Group AG	82,854	2,681,400
Hannover Rueck SE	33,318	4,994,542
HeidelbergCement AG	80,697	3,187,866
HelloFresh SE(b)	92,806	1,942,607
Henkel AG & Co. KGaA	57,570	3,262,676
Infineon Technologies AG	720,006	15,756,627
KION Group AG	38,708	741,303
Knorr-Bremse AG	39,938	1,715,067
LEG Immobilien SE	39,902	2,381,735
Mercedes-Benz Group AG, Registered Shares	442,383	22,369,993
Merck KGaA	71,256	11,534,978
MTU Aero Engines AG	29,226	4,367,957
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	77,242	18,593,742
Nemetschek SE	31,191	1,480,533
Puma SE	58,261	2,695,159
Rational AG	2,780	1,346,415
Rheinmetall AG	23,992	3,693,987
RWE AG	354,185	13,018,420
SAP SE	575,724	46,918,705
Scout24 SE(c)(d)	43,874	2,198,543
Siemens AG, Registered Shares	421,775	41,225,488
Siemens Energy AG(b)(c)	242,046	2,665,112
Siemens Healthineers AG(d)	154,910	6,644,938
Symrise AG	72,888	7,107,482
Telefonica Deutschland Holding AG	566,180	1,144,713
Uniper SE(c)	49,511	186,865
United Internet AG, Registered Shares	51,161	956,397

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Volkswagen AG	17,135	$2,792,479
Vonovia SE	394,905	8,522,746
Zalando SE(b)(d)	124,391	2,429,722

		468,994,749

Hong Kong — 2.8%
AIA Group Ltd.	6,640,883	55,291,347
CK Asset Holdings Ltd.	1,111,089	6,670,296
CK Hutchison Holdings Ltd.	1,479,617	8,147,135
CK Infrastructure Holdings Ltd.	358,844	1,830,220
CLP Holdings Ltd.	910,261	6,879,508
ESR Group Ltd.(d)	1,119,400	2,815,703
Galaxy Entertainment Group Ltd.	1,211,058	7,118,464
Hang Lung Properties Ltd.	1,130,565	1,856,543
Hang Seng Bank Ltd.	421,548	6,404,367
Henderson Land Development Co. Ltd.	794,774	2,225,536
HK Electric Investments & HK Electric Investments Ltd., Class SS(a)	1,544,116	1,081,913
HKT Trust & HKT Ltd., Class SS(a)	2,068,417	2,422,555
Hong Kong & China Gas Co. Ltd.	6,172,383	5,436,946
Hong Kong Exchanges & Clearing Ltd.	647,243	22,124,324
Hongkong Land Holdings Ltd.	620,093	2,724,700
Jardine Matheson Holdings Ltd.	87,186	4,407,947
Link REIT	1,163,143	8,119,328
MTR Corp. Ltd.	858,533	3,937,961
New World Development Co. Ltd.	841,824	2,390,853
Power Assets Holdings Ltd.	762,618	3,822,830
Sino Land Co. Ltd.	1,941,975	2,554,333
SITC International Holdings Co. Ltd.	724,000	1,327,768
Sun Hung Kai Properties Ltd.	800,088	8,829,989
Swire Pacific Ltd., Class A	269,700	2,015,881
Swire Properties Ltd.	657,736	1,414,969
Techtronic Industries Co., Ltd.	762,631	7,277,119
WH Group Ltd.(d)	4,579,607	2,880,291
Wharf Real Estate Investment Co. Ltd.	931,245	4,221,695
Xinyi Glass Holdings Ltd.	996,000	1,440,398

		187,670,919

Ireland — 0.9%
AerCap Holdings NV(b)(c)	74,594	3,157,564
CRH PLC	418,982	13,471,046
Experian PLC	504,351	14,763,658
Flutter Entertainment PLC(b)	92,091	10,151,347
James Hardie Industries PLC	244,045	4,793,667
Kerry Group PLC, Class A	87,792	7,825,100
Kingspan Group PLC	84,521	3,808,056
Smurfit Kappa Group PLC	135,437	3,873,388

		61,843,826

Isle of Man — 0.1%
Entain PLC	320,024	3,826,353

Israel — 0.8%
Azrieli Group Ltd.	22,913	1,563,767
Bank Hapoalim BM	695,623	5,872,066
Bank Leumi Le-Israel BM	844,371	7,211,576
Bezeq The Israeli Telecommunication Corp. Ltd.	1,136,095	1,857,166
Check Point Software Technologies Ltd.(b)	56,988	6,383,796
CyberArk Software Ltd.(b)(c)	22,591	3,387,294
Elbit Systems Ltd.(c)	14,840	2,809,704
ICL Group Ltd.	389,179	3,119,054
Isracard Ltd.	2	4
Israel Discount Bank Ltd., Class A	676,573	3,406,760
Mizrahi Tefahot Bank Ltd.	85,589	2,996,387

Security	Shares	Value

Israel (continued)
Nice Ltd.(b)	35,005	$6,587,013
Teva Pharmaceutical Industries Ltd., ADR(b)(c)	613,827	4,953,584
Tower Semiconductor Ltd.(b)	59,659	2,604,193
Wix.com Ltd.(b)	31,270	2,446,252
ZIM Integrated Shipping Services Ltd.(c)	48,328	1,135,708

		56,334,324

Italy — 1.9%
Amplifon SpA	67,692	1,763,667
Assicurazioni Generali SpA	607,019	8,288,437
Atlantia SpA	275,525	6,079,642
Davide Campari-Milano NV	284,052	2,513,167
DiaSorin SpA	13,521	1,508,843
Enel SpA	4,484,233	18,390,842
Eni SpA	1,391,534	14,790,189
Ferrari NV	69,496	12,869,672
FinecoBank Banca Fineco SpA	333,580	4,119,875
Infrastrutture Wireless Italiane SpA(d)	183,357	1,599,703
Intesa Sanpaolo SpA	9,105,862	15,052,129
Mediobanca Banca di Credito Finanziario SpA	338,433	2,648,144
Moncler SpA	112,968	4,611,865
Nexi SpA(b)(d)	291,327	2,353,374
Poste Italiane SpA(d)	285,755	2,158,881
Prysmian SpA	140,849	4,034,460
Recordati Industria Chimica e Farmaceutica SpA	56,310	2,060,862
Snam SpA	1,119,423	4,524,630
Telecom Italia SpA(b)	5,304,271	981,114
Terna - Rete Elettrica Nazionale	777,996	4,738,406
UniCredit SpA	1,156,685	11,710,377

		126,798,279

Japan — 22.4%
Advantest Corp.	106,100	4,899,767
Aeon Co. Ltd.	357,746	6,680,371
AGC, Inc.	107,748	3,354,393
Aisin Corp.	80,846	2,080,952
Ajinomoto Co., Inc.	253,454	6,927,223
ANA Holdings, Inc.(b)	86,711	1,631,217
Asahi Group Holdings Ltd.	250,402	7,806,546
Asahi Intecc Co. Ltd.	116,200	1,853,193
Asahi Kasei Corp.	684,268	4,534,858
Astellas Pharma, Inc.	1,018,243	13,488,958
Azbil Corp.	65,100	1,696,970
Bandai Namco Holdings, Inc.	110,204	7,181,803
Bridgestone Corp.	315,141	10,191,948
Brother Industries Ltd.	127,663	2,205,577
Canon, Inc.	551,748	12,051,571
Capcom Co. Ltd.	97,500	2,454,798
Central Japan Railway Co.	79,740	9,360,752
Chiba Bank Ltd.	293,170	1,587,613
Chubu Electric Power Co., Inc.	360,411	3,241,386
Chugai Pharmaceutical Co. Ltd.	370,330	9,251,981
Concordia Financial Group Ltd.	592,670	1,839,294
CyberAgent, Inc.	231,716	1,951,073
Dai Nippon Printing Co. Ltd.	122,668	2,457,558
Daifuku Co. Ltd.	55,176	2,595,316
Dai-ichi Life Holdings, Inc.	545,100	8,667,263
Daiichi Sankyo Co. Ltd.	966,162	27,005,049
Daikin Industries Ltd.	137,368	21,136,667
Daito Trust Construction Co. Ltd.	34,270	3,205,693
Daiwa House Industry Co. Ltd.	327,976	6,668,606
Daiwa House REIT Investment Corp.	1,213	2,533,329
Daiwa Securities Group, Inc.	767,552	3,012,563

3

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Denso Corp.	237,190	$10,845,078
Dentsu Group, Inc.	118,182	3,359,618
Disco Corp.	15,959	3,518,190
East Japan Railway Co.	166,044	8,515,480
Eisai Co. Ltd.	137,915	7,400,392
ENEOS Holdings, Inc.	1,692,363	5,458,128
FANUC Corp.	105,751	14,848,950
Fast Retailing Co. Ltd.	32,141	17,032,931
Fuji Electric Co. Ltd.	69,594	2,550,680
FUJIFILM Holdings Corp.	197,108	9,002,868
Fujitsu Ltd.	108,504	11,897,673
GLP J-REIT	2,350	2,606,272
GMO Payment Gateway, Inc.	23,300	1,597,240
Hakuhodo DY Holdings, Inc.	129,792	913,826
Hamamatsu Photonics KK	77,687	3,329,840
Hankyu Hanshin Holdings, Inc.	124,563	3,748,874
Hikari Tsushin, Inc.	11,206	1,316,360
Hirose Electric Co. Ltd.	16,992	2,228,397
Hitachi Construction Machinery Co. Ltd.	57,505	1,068,716
Hitachi Ltd.	533,813	22,716,982
Hitachi Metals Ltd.(b)	116,786	1,757,013
Honda Motor Co. Ltd.	898,835	19,509,908
Hoshizaki Corp.	60,430	1,685,417
Hoya Corp.	202,178	19,481,577
Hulic Co. Ltd.	208,767	1,538,145
Ibiden Co. Ltd.	61,100	1,670,397
Idemitsu Kosan Co. Ltd.	116,300	2,527,576
Iida Group Holdings Co. Ltd.	77,222	1,045,305
Inpex Corp.	569,800	5,314,570
Isuzu Motors Ltd.	321,082	3,550,343
Ito En Ltd.	29,800	1,205,409
ITOCHU Corp.	655,373	15,819,335
Itochu Techno-Solutions Corp.	52,300	1,225,972
Japan Airlines Co. Ltd.(b)	80,462	1,440,913
Japan Exchange Group, Inc.	293,836	3,971,210
Japan Metropolitan Fund Invest	3,862	2,899,641
Japan Post Bank Co. Ltd.(c)	227,200	1,588,172
Japan Post Holdings Co. Ltd.	1,339,529	8,874,659
Japan Post Insurance Co. Ltd.	108,300	1,516,859
Japan Real Estate Investment Corp.	681	2,809,392
Japan Tobacco, Inc.	656,441	10,787,128
JFE Holdings, Inc.	268,512	2,493,245
JSR Corp.	107,628	2,040,920
Kajima Corp.	241,277	2,286,946
Kakaku.com, Inc.	74,416	1,261,066
Kansai Electric Power Co., Inc.	389,951	3,262,467
Kao Corp.	260,007	10,579,771
KDDI Corp.	889,275	25,999,086
Keio Corp.	57,229	2,085,392
Keisei Electric Railway Co. Ltd.	71,287	1,942,014
Keyence Corp.	107,280	35,462,510
Kikkoman Corp.	79,264	4,493,559
Kintetsu Group Holdings Co. Ltd.	92,998	3,096,251
Kirin Holdings Co. Ltd.	453,555	6,987,349
Kobayashi Pharmaceutical Co. Ltd.	29,065	1,703,284
Kobe Bussan Co. Ltd.	81,100	1,951,045
Koei Tecmo Holdings Co. Ltd.	62,400	1,027,155
Koito Manufacturing Co. Ltd.	114,494	1,565,369
Komatsu Ltd.	510,654	9,298,142
Konami Group Corp.	52,099	2,412,293
Kose Corp.	18,259	1,882,582
Kubota Corp.	560,289	7,786,273
Kurita Water Industries Ltd.	58,329	2,070,865

Security	Shares	Value

Japan (continued)
Kyocera Corp.	176,000	$8,866,656
Kyowa Kirin Co. Ltd.	146,897	3,377,484
Lasertec Corp.	41,200	4,143,975
Lixil Corp.	166,427	2,441,947
M3, Inc.	243,513	6,799,310
Makita Corp.	123,339	2,393,434
Marubeni Corp.	855,764	7,466,962
Mazda Motor Corp.	315,498	2,094,953
McDonald’s Holdings Co. Japan Ltd.	48,294	1,682,706
MEIJI Holdings Co. Ltd.	63,934	2,838,054
MINEBEA MITSUMI, Inc.	198,408	2,935,220
MISUMI Group, Inc.	154,356	3,323,658
Mitsubishi Chemical Group Corp.	695,509	3,186,037
Mitsubishi Corp.	696,297	19,043,877
Mitsubishi Electric Corp.	1,056,921	9,563,069
Mitsubishi Estate Co. Ltd.	654,282	8,620,933
Mitsubishi HC Capital, Inc.	350,773	1,507,700
Mitsubishi Heavy Industries Ltd.	177,005	5,887,055
Mitsubishi UFJ Financial Group, Inc.	6,590,570	29,856,099
Mitsui & Co. Ltd.	769,700	16,379,030
Mitsui Chemicals, Inc.	101,851	1,985,258
Mitsui Fudosan Co. Ltd.	499,020	9,506,319
Mitsui OSK Lines Ltd.	191,000	3,417,484
Mizuho Financial Group, Inc.	1,329,951	14,396,225
MonotaRO Co. Ltd.	139,400	2,139,072
MS&AD Insurance Group Holdings, Inc.	243,624	6,451,824
Murata Manufacturing Co. Ltd.	316,725	14,577,956
NEC Corp.	135,574	4,341,114
Nexon Co. Ltd.	273,348	4,829,438
NGK Insulators Ltd.	133,668	1,663,731
Nidec Corp.	246,520	13,799,232
Nihon M&A Center Holdings, Inc.	166,000	1,898,567
Nintendo Co. Ltd.	608,820	24,556,313
Nippon Building Fund, Inc.	830	3,652,395
Nippon Express Holdings, Inc.	41,270	2,097,711
Nippon Paint Holdings Co. Ltd.	457,980	3,093,614
Nippon Prologis REIT, Inc.	1,170	2,565,127
Nippon Sanso Holdings Corp.	93,793	1,482,586
Nippon Shinyaku Co. Ltd.	26,200	1,336,769
Nippon Steel Corp.	448,956	6,230,729
Nippon Telegraph & Telephone Corp.	659,032	17,775,619
Nippon Yusen KK	264,966	4,497,495
Nissan Chemical Corp.	69,311	3,096,378
Nissan Motor Co. Ltd.	1,280,215	4,125,660
Nisshin Seifun Group, Inc.	107,573	1,086,530
Nissin Foods Holdings Co. Ltd.	34,641	2,407,891
Nitori Holdings Co. Ltd.	43,623	3,660,845
Nitto Denko Corp.	78,526	4,251,849
Nomura Holdings, Inc.	1,636,118	5,420,256
Nomura Real Estate Holdings, Inc.	64,058	1,446,700
Nomura Real Estate Master Fund, Inc.	2,350	2,597,322
Nomura Research Institute Ltd.	185,763	4,536,932
NTT Data Corp.	350,017	4,521,203
Obayashi Corp.	353,734	2,270,253
Obic Co. Ltd.	38,394	5,148,391
Odakyu Electric Railway Co. Ltd.	161,185	2,076,879
Oji Holdings Corp.	451,426	1,675,082
Olympus Corp.	680,512	13,091,505
Omron Corp.	101,728	4,660,897
Ono Pharmaceutical Co. Ltd.	202,231	4,723,860
Open House Group Co. Ltd.	44,100	1,489,849
Oracle Corp. Japan	20,235	1,072,558
Oriental Land Co. Ltd.	110,304	14,960,394

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
ORIX Corp.	653,800	$9,159,119
Osaka Gas Co. Ltd.	203,208	3,063,561
Otsuka Corp.	61,182	1,908,107
Otsuka Holdings Co. Ltd.	215,255	6,816,025
Pan Pacific International Holdings Corp.	218,236	3,849,856
Panasonic Holdings Corp.	1,217,657	8,550,435
Persol Holdings Co. Ltd.	99,275	1,836,431
Rakuten Group, Inc.	469,200	2,007,936
Recruit Holdings Co. Ltd.	794,794	22,894,543
Renesas Electronics Corp.(b)	637,908	5,347,734
Resona Holdings, Inc.	1,190,199	4,355,486
Ricoh Co. Ltd.	357,781	2,619,745
Rohm Co. Ltd.	47,700	3,126,075
SBI Holdings, Inc.	135,197	2,426,119
SCSK Corp.	87,500	1,324,688
Secom Co. Ltd.	115,057	6,560,445
Seiko Epson Corp.	154,203	2,105,556
Sekisui Chemical Co. Ltd.	202,278	2,474,655
Sekisui House Ltd.	339,699	5,626,193
Seven & i Holdings Co. Ltd.	415,459	16,689,002
SG Holdings Co. Ltd.	169,404	2,320,261
Sharp Corp.	130,269	776,770
Shimadzu Corp.	131,563	3,451,722
Shimano, Inc.	39,970	6,253,905
Shimizu Corp.	308,806	1,509,766
Shin-Etsu Chemical Co. Ltd.	206,726	20,456,944
Shionogi & Co. Ltd.	146,221	7,061,615
Shiseido Co. Ltd.	221,578	7,765,689
Shizuoka Bank Ltd.(b)	243,901	1,475,405
SMC Corp.	31,541	12,836,253
SoftBank Corp.	1,583,600	15,813,714
SoftBank Group Corp.	665,000	22,537,572
Sompo Holdings, Inc.	171,242	6,851,619
Sony Group Corp.	695,268	44,785,281
Square Enix Holdings Co. Ltd.	46,000	1,982,655
Subaru Corp.	339,246	5,126,802
SUMCO Corp.	192,215	2,239,506
Sumitomo Chemical Co. Ltd.	831,360	2,859,542
Sumitomo Corp.	620,940	7,671,328
Sumitomo Electric Industries Ltd.	402,880	4,089,844
Sumitomo Metal Mining Co. Ltd.	136,415	3,909,179
Sumitomo Mitsui Financial Group, Inc.	719,827	19,954,667
Sumitomo Mitsui Trust Holdings, Inc.	184,826	5,256,394
Sumitomo Realty & Development Co. Ltd.	171,249	3,894,552
Suntory Beverage & Food Ltd.	75,340	2,681,289
Suzuki Motor Corp.	201,419	6,270,197
Sysmex Corp.	93,122	4,976,086
T&D Holdings, Inc.	288,906	2,746,062
Taisei Corp.	105,010	2,912,307
Takeda Pharmaceutical Co. Ltd.	836,508	21,722,257
TDK Corp.	214,374	6,617,801
Terumo Corp.	356,406	10,018,646
TIS, Inc.	123,400	3,276,231
Tobu Railway Co. Ltd.	103,698	2,444,398
Toho Co. Ltd	62,082	2,257,471
Tokio Marine Holdings, Inc.	1,030,161	18,309,185
Tokyo Electric Power Co. Holdings, Inc.(b)	839,812	2,684,568
Tokyo Electron Ltd.	82,293	20,276,573
Tokyo Gas Co. Ltd.	219,355	3,702,945
Tokyu Corp.	294,365	3,357,090
Toppan, Inc.	142,200	2,118,219
Toray Industries, Inc.	758,814	3,734,755

Security	Shares	Value

Japan (continued)
Toshiba Corp.	213,970	$7,622,741
Tosoh Corp.	143,974	1,604,643
TOTO Ltd.	78,987	2,637,653
Toyota Industries Corp.	81,400	3,888,537
Toyota Motor Corp.	5,846,845	76,420,855
Toyota Tsusho Corp.	117,681	3,645,143
Trend Micro, Inc.	73,534	3,960,743
Unicharm Corp.	220,702	7,240,100
USS Co. Ltd.	117,663	1,817,200
Welcia Holdings Co. Ltd.	52,200	1,101,549
West Japan Railway Co.	121,040	4,626,643
Yakult Honsha Co. Ltd.	69,582	4,040,265
Yamaha Corp.	76,564	2,720,653
Yamaha Motor Co. Ltd.	162,127	3,037,600
Yamato Holdings Co. Ltd.	162,062	2,433,751
Yaskawa Electric Corp.	131,345	3,779,859
Yokogawa Electric Corp.	122,363	1,927,725
Z Holdings Corp.	1,455,727	3,858,643
ZOZO, Inc.	65,951	1,320,183

		1,527,854,541

Jordan — 0.0%
Hikma Pharmaceuticals PLC	95,666	1,441,974

Luxembourg — 0.2%
ArcelorMittal SA	288,486	5,740,385
Aroundtown SA(c)	567,802	1,243,317
Eurofins Scientific SE	73,609	4,369,748
Tenaris SA	261,988	3,389,880

		14,743,330

Macau — 0.1%
Sands China Ltd.(b)	1,334,460	3,323,107

Malta — 0.0%
AZ BGP Holdings(e)	966,939	10

Netherlands — 4.4%
ABN AMRO Bank NV(d)	234,106	2,097,675
Adyen NV(b)(d)	11,952	14,906,072
Aegon NV	979,428	3,893,225
Akzo Nobel NV	99,374	5,631,519
Argenx SE(b)	30,419	10,825,405
ASM International NV	25,615	5,735,379
ASML Holding NV	224,105	92,841,953
Euronext NV(d)	50,523	3,197,408
EXOR NV(b)	59,987	3,849,587
Heineken Holding NV	61,416	4,204,455
Heineken NV	142,908	12,480,307
IMCD NV	31,054	3,681,809
ING Groep NV	2,135,297	18,296,137
JDE Peet’s NV	55,298	1,616,808
Just Eat Takeaway.com NV(b)(d)	101,176	1,569,417
Koninklijke Ahold Delhaize NV	576,549	14,685,526
Koninklijke DSM NV	96,366	10,965,537
Koninklijke KPN NV	1,806,728	4,889,664
Koninklijke Philips NV	486,609	7,492,072
NN Group NV	156,475	6,085,928
OCI NV	56,965	2,085,578
Prosus NV	457,313	23,792,438
QIAGEN NV(b)	125,177	5,212,934
Randstad NV	65,608	2,831,696
Stellantis NV	1,213,341	14,332,519

5

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Universal Music Group NV	397,916	$7,452,982
Wolters Kluwer NV	144,735	14,093,370

		298,747,400

New Zealand — 0.2%
Auckland International Airport Ltd.(b)	690,718	2,768,617
Fisher & Paykel Healthcare Corp. Ltd.	313,723	3,251,702
Mercury NZ Ltd.	394,167	1,254,820
Meridian Energy Ltd.	697,683	1,872,095
Spark New Zealand Ltd.	1,032,306	2,888,136
Xero Ltd.(b)	73,614	3,406,603

		15,441,973

Norway — 0.8%
Adevinta ASA(b)	166,043	989,234
Aker BP ASA	173,311	4,974,812
DNB Bank ASA	508,776	8,073,285
Equinor ASA	538,827	17,769,821
Gjensidige Forsikring ASA	107,778	1,849,391
Kongsberg Gruppen ASA	48,483	1,471,339
Mowi ASA	231,768	2,947,982
Norsk Hydro ASA	735,974	3,949,178
Orkla ASA	407,149	2,959,691
Salmar ASA	31,789	1,071,489
Telenor ASA	389,540	3,565,115
Yara International ASA	92,715	3,253,847

		52,875,184

Portugal — 0.2%
EDP - Energias de Portugal SA	1,518,297	6,589,428
Galp Energia SGPS SA	276,365	2,659,015
Jeronimo Martins SGPS SA	155,976	2,904,805

		12,153,248

Singapore — 1.5%
CapitaLand Integrated Commercial Trust	2,913,001	3,874,826
Capitaland Investment Ltd.	1,457,130	3,505,656
CapLand Ascendas REIT	1,843,275	3,387,210
City Developments Ltd.	233,978	1,233,094
DBS Group Holdings Ltd.	998,609	23,101,180
Genting Singapore Ltd.(c)	3,308,525	1,797,960
Grab Holdings Ltd., Class A(b)	711,123	1,870,253
Keppel Corp. Ltd.	801,242	3,855,490
Mapletree Logistics Trust	1,823,441	1,970,223
Mapletree Pan Asia Commercial Trust	1,303,700	1,552,120
Oversea-Chinese Banking Corp. Ltd.	1,866,887	15,297,048
Sea Ltd., ADR(b)(c)	199,225	11,166,561
Singapore Airlines Ltd.(b)	754,599	2,666,984
Singapore Exchange Ltd.	419,326	2,750,936
Singapore Technologies Engineering Ltd.	859,079	2,134,342
Singapore Telecommunications Ltd.	4,567,746	8,428,581
United Overseas Bank Ltd.	650,605	11,784,131
UOL Group Ltd.	261,699	1,203,996
Venture Corp. Ltd.	157,527	1,789,969

		103,370,560

South Africa — 0.3%
Anglo American PLC	700,586	21,035,670

Spain — 2.4%
Acciona SA	13,838	2,432,111
ACS Actividades de Construccion y Servicios SA	136,245	3,061,336
Aena SME SA(b)(d)	41,292	4,285,268
Amadeus IT Group SA(b)	248,378	11,515,456
Banco Bilbao Vizcaya Argentaria SA	3,676,268	16,491,169
Banco Santander SA	9,484,322	22,069,056

Security	Shares	Value

Spain (continued)
CaixaBank SA	2,434,019	$7,839,671
Cellnex Telecom SA(d)	300,186	9,259,709
EDP Renovaveis SA	157,610	3,242,064
Enagas SA	102,462	1,586,003
Endesa SA	177,217	2,661,720
Ferrovial SA	263,802	5,987,938
Grifols SA(b)	166,931	1,442,174
Iberdrola SA	3,283,086	30,612,094
Industria de Diseno Textil SA	601,416	12,411,199
Naturgy Energy Group SA	103,472	2,393,678
Red Electrica Corp. SA	180,542	2,770,524
Repsol SA	801,367	9,207,908
Siemens Gamesa Renewable Energy SA(b)	134,955	2,352,928
Telefonica SA	2,936,489	9,707,785

		161,329,791

Sweden — 3.1%
Alfa Laval AB.	166,815	4,136,511
Assa Abloy AB, Class B	553,611	10,372,484
Atlas Copco AB, A Shares	1,469,119	13,654,517
Atlas Copco AB, B Shares	860,572	7,133,287
Boliden AB	149,545	4,620,330
Electrolux AB, Class B	119,474	1,241,741
Embracer Group AB(b)(c)	372,634	2,208,670
Epiroc AB, Class A	363,911	5,205,926
Epiroc AB, Class B	217,217	2,739,032
EQT AB	166,716	3,221,309
Essity AB, Class B	336,295	6,644,110
Evolution AB(d)	101,216	8,000,877
Fastighets AB Balder, B Shares(b)	347,918	1,388,778
Getinge AB, B Shares	123,691	2,115,254
H & M Hennes & Mauritz AB, B Shares	399,078	3,689,517
Hexagon AB, B Shares	1,073,965	10,029,902
Holmen AB, B Shares	50,621	1,920,900
Husqvarna AB, B Shares	226,578	1,256,009
Industrivarden AB, A Shares	72,481	1,459,956
Industrivarden AB, C Shares	84,949	1,694,241
Indutrade AB	152,375	2,471,516
Investment AB Latour, B Shares	81,794	1,353,348
Investor AB, A Shares	268,320	4,111,612
Investor AB, B Shares	1,004,505	14,656,946
Kinnevik AB, Class B(b)	133,698	1,752,233
L E Lundbergforetagen AB, B Shares	40,695	1,469,108
Lifco AB, B Shares	131,403	1,822,956
Nibe Industrier AB, B Shares	838,499	7,479,597
Sagax AB, Class B	102,761	1,691,758
Sandvik AB	594,882	8,109,165
Securitas AB, B Shares	166,743	1,157,536
Skandinaviska Enskilda Banken AB, Class A	897,313	8,552,068
Skanska AB, B Shares	189,047	2,352,833
SKF AB, B Shares	210,424	2,818,968
Svenska Cellulosa AB SCA, Class B	332,030	4,212,956
Svenska Handelsbanken AB, A Shares	797,760	6,548,805
Swedbank AB, A Shares	495,313	6,501,358
Swedish Match AB	866,446	8,570,648
Swedish Orphan Biovitrum AB(b)	91,255	1,763,678
Tele2 AB, B Shares	315,476	2,722,423
Telefonaktiebolaget LM Ericsson, B Shares	1,609,919	9,410,696
Telia Co. AB	1,457,719	4,198,348
Volvo AB, A Shares	108,306	1,602,674
Volvo AB, B Shares	831,994	11,773,523
Volvo Car AB, Class B(b)(c)	320,854	1,392,281

		211,230,385

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland — 10.8%
ABB Ltd., Registered Shares	905,585	$23,381,686
Adecco Group AG, Registered Shares	90,482	2,497,264
Alcon, Inc.	275,504	16,002,770
Bachem Holding AG	18,835	1,184,575
Baloise Holding AG, Registered Shares	25,256	3,227,076
Barry Callebaut AG, Registered Shares	1,936	3,649,386
Chocoladefabriken Lindt & Spruengli AG	593	5,730,936
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	60	5,975,181
Cie Financiere Richemont SA, Class A, Registered Shares	287,799	27,166,909
Clariant AG, Registered Shares	119,450	1,908,061
Coca-Cola HBC AG, Class DI	111,636	2,332,620
Credit Suisse Group AG, Registered Shares	1,461,462	5,780,932
EMS-Chemie Holding AG, Registered Shares	3,789	2,391,822
Geberit AG, Registered Shares	19,649	8,425,257
Givaudan SA, Registered Shares	5,091	15,379,922
Holcim AG, Registered Shares	305,720	12,528,570
Julius Baer Group Ltd.	122,097	5,328,197
Kuehne & Nagel International AG, Registered Shares	30,157	6,140,926
Logitech International SA, Registered Shares	95,440	4,363,281
Lonza Group AG, Registered Shares	41,058	19,990,768
Nestle SA, Registered Shares	1,552,020	167,862,310
Novartis AG, Registered Shares	1,192,739	90,930,749
Partners Group Holding AG	12,517	10,073,485
Roche Holding AG	401,960	131,802,156
Schindler Holding AG	22,541	3,498,352
Schindler Holding AG, Registered Shares	12,731	1,918,216
SGS SA, Registered Shares	3,527	7,546,877
SIG Group AG	167,507	3,401,076
Sika AG, Registered Shares	80,522	16,184,252
Sonova Holding AG, Registered Shares	29,605	6,514,902
STMicroelectronics NV	376,819	11,710,499
Straumann Holding AG, Registered Shares	61,890	5,660,469
Swatch Group AG	15,826	3,554,493
Swatch Group AG, Registered Shares	29,988	1,256,284
Swiss Life Holding AG, Registered Shares	17,244	7,618,594
Swiss Prime Site AG, Registered Shares	42,112	3,354,533
Swiss Re AG	166,296	12,264,993
Swisscom AG, Registered Shares	14,359	6,723,468
Temenos AG, Registered Shares	35,610	2,400,716
UBS Group AG, Registered Shares	1,939,227	28,134,233
VAT Group AG(d)	14,767	2,996,655
Zurich Insurance Group AG	82,955	33,070,057

		731,863,508

United Arab Emirates — 0.0%
NMC Health PLC(b)(e)	45,379	1

United Kingdom — 13.8%
3i Group PLC	532,303	6,391,592
Abrdn PLC	1,150,097	1,759,315
Admiral Group PLC	103,399	2,196,569
Ashtead Group PLC	243,288	10,926,014
Associated British Foods PLC	197,325	2,757,145
AstraZeneca PLC	854,280	93,910,506
Auto Trader Group PLC(d)	514,017	2,915,025
AVEVA Group PLC	66,982	2,311,029
Aviva PLC	1,557,580	6,680,210
BAE Systems PLC	1,740,052	15,288,829
Barclays PLC	9,164,853	14,582,519
Barratt Developments PLC	558,777	2,111,852

Security	Shares	Value

United Kingdom (continued)
Berkeley Group Holdings PLC	61,587	$2,250,107
BP PLC, ADR	10,650,452	50,891,971
British American Tobacco PLC	1,190,743	42,697,106
British Land Co. PLC	484,477	1,876,550
BT Group PLC	3,814,983	5,128,483
Bunzl PLC	184,538	5,638,181
Burberry Group PLC	216,160	4,317,899
CNH Industrial NV	561,267	6,281,840
Coca-Cola Europacific Partners PLC	112,314	4,786,823
Compass Group PLC	983,543	19,584,707
Croda International PLC	76,309	5,450,295
DCC PLC	54,083	2,808,669
Diageo PLC	1,266,410	53,307,619
Ferguson PLC	119,620	12,408,090
GSK PLC	2,224,342	32,125,499
Haleon PLC(b)	2,800,261	8,731,118
Halma PLC	208,685	4,693,818
Hargreaves Lansdown PLC	191,083	1,830,010
HSBC Holdings PLC	11,076,789	57,354,047
Imperial Brands PLC	498,552	10,251,652
Informa PLC	819,914	4,686,544
InterContinental Hotels Group PLC	101,455	4,886,261
Intertek Group PLC	88,386	3,626,393
J Sainsbury PLC	969,785	1,878,068
JD Sports Fashion PLC	1,379,623	1,519,900
Johnson Matthey PLC	101,351	2,046,194
Kingfisher PLC	1,116,678	2,718,237
Land Securities Group PLC	379,850	2,194,870
Legal & General Group PLC	3,265,486	7,794,652
Lloyds Banking Group PLC	38,828,584	17,550,024
London Stock Exchange Group PLC	181,702	15,344,528
M&G PLC	1,432,453	2,638,750
Melrose Industries PLC	2,371,133	2,651,322
Mondi PLC	264,052	4,056,479
National Grid PLC	2,010,514	20,696,435
NatWest Group PLC	2,950,948	7,349,983
Next PLC	71,903	3,816,312
Ocado Group PLC(b)	312,917	1,623,874
Pearson PLC	400,249	3,822,214
Persimmon PLC	174,614	2,388,069
Phoenix Group Holdings PLC	406,533	2,367,586
Prudential PLC	1,515,801	14,836,104
Reckitt Benckiser Group PLC	394,243	26,130,992
RELX PLC	1,061,340	25,934,627
Rentokil Initial PLC	1,017,237	5,391,839
Rolls-Royce Holdings PLC(b)	4,576,589	3,504,983
Sage Group PLC	563,733	4,344,456
Schroders PLC	394,970	1,697,705
Segro PLC	667,574	5,570,142
Severn Trent PLC	136,291	3,562,863
Shell PLC	4,101,088	101,739,504
Smith & Nephew PLC	476,974	5,505,605
Smiths Group PLC	210,936	3,513,556
Spirax-Sarco Engineering PLC	40,676	4,675,834
SSE PLC	588,649	9,939,923
St. James’s Place PLC	295,722	3,367,737
Standard Chartered PLC	1,426,042	8,919,256
Taylor Wimpey PLC	1,967,025	1,915,366
Tesco PLC	4,174,617	9,581,046
Unilever PLC	1,406,951	61,821,212
United Utilities Group PLC	371,383	3,667,094

7

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Vodafone Group PLC	14,734,377	$16,490,708
Whitbread PLC	110,784	2,808,204
WPP PLC	629,239	5,194,485

		940,015,025

Total Common Stocks — 98.0% (Cost: $6,829,153,804)		6,668,784,107

Preferred Securities

Preferred Stocks — 0.4%

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares	32,538	2,112,960
Henkel AG & Co. KGaA, Preference Shares	97,445	5,786,969
Porsche Automobil Holding SE, Preference Shares	83,842	4,723,916
Sartorius AG, Preference Shares	13,879	4,800,805
Volkswagen AG, Preference Shares	102,320	12,502,683

		29,927,333

Total Preferred Securities — 0.4% (Cost: $35,098,125)		29,927,333

Rights

Sweden — 0.0%

Securitas AB, (Expires 10/18/22, Strike Price SEK 46.00)(b)(c)	666,972	278,265

Total Rights — 0.0% (Cost: $392,732)		278,265

Total Long-Term Investments — 98.4% (Cost: $6,864,644,661)		6,698,989,705

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(f)(g)(h)	27,839,278	$27,847,630
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%(f)(g)	14,034,545	14,034,545

Total Short-Term Securities — 0.6% (Cost: $41,881,921)		41,882,175

Total Investments — 99.0% (Cost: $6,906,526,582)		6,740,871,880
Other Assets Less Liabilities — 1.0%		67,717,921

Net Assets — 100.0%		$6,808,589,801

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$17,811,186	$10,039,475	(a)	$—		$(4,888)	$1,857	$27,847,630	27,839,278	$190,687	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	25,217,563	—		(11,183,018	)(a)	—	—	14,034,545	14,034,545	122,338		—

						$(4,888)	$1,857	$41,882,175		$313,025		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares MSCI EAFE International Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Nikkei 225 Index	296	12/08/22	$ 26,601	$(1,268,221)
SPI 200 Index	143	12/15/22	14,836	(823,015)
Euro Stoxx 50 Index	1,141	12/16/22	36,626	(2,739,885)
FTSE 100 Index	383	12/16/22	29,266	(1,937,245)

				$(6,768,366)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks

Australia	$—	$591,249,104	$—	$591,249,104
Austria	—	11,329,403	—	11,329,403
Belgium	—	55,083,289	—	55,083,289
Chile	—	2,680,830	—	2,680,830
China	1,557,044	14,038,832	—	15,595,876
Denmark	—	177,273,320	—	177,273,320
Finland	—	84,684,165	—	84,684,165
France	—	729,993,963	—	729,993,963
Germany	—	468,994,749	—	468,994,749
Hong Kong	1,081,913	186,589,006	—	187,670,919
Ireland	3,157,564	58,686,262	—	61,843,826
Isle of Man	—	3,826,353	—	3,826,353
Israel	18,306,634	38,027,690	—	56,334,324
Italy	—	126,798,279	—	126,798,279
Japan	—	1,527,854,541	—	1,527,854,541
Jordan	—	1,441,974	—	1,441,974
Luxembourg	—	14,743,330	—	14,743,330
Macau	—	3,323,107	—	3,323,107

9

Schedule of Investments (unaudited) (continued) September 30, 2022	iShares MSCI EAFE International Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Malta	$—	$—	$10	$10
Netherlands	—	298,747,400	—	298,747,400
New Zealand	—	15,441,973	—	15,441,973
Norway	—	52,875,184	—	52,875,184
Portugal	—	12,153,248	—	12,153,248
Singapore	13,036,814	90,333,746	—	103,370,560
South Africa	—	21,035,670	—	21,035,670
Spain	—	161,329,791	—	161,329,791
Sweden	—	211,230,385	—	211,230,385
Switzerland	—	731,863,508	—	731,863,508
United Arab Emirates	—	—	1	1
United Kingdom	13,517,941	926,497,084	—	940,015,025
Preferred Securities
Preferred Stocks	—	29,927,333	—	29,927,333

Rights	278,265	—	—	278,265
Short-Term Securities
Money Market Funds	41,882,175	—	—	41,882,175

	$92,818,350	$6,648,053,519	$11	$6,740,871,880

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(6,768,366)	$—	$(6,768,366)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

CVA	Certificaten Van Aandelen (Dutch Certificate)

FTSE	Financial Times Stock Exchange

REIT	Real Estate Investment Trust

SCA	Societe en Commandite par Actions

S C H E D U L E O F I N V E S T M E N T S	10